Fair Value Measurements (Details)	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Fair Value Measurements (Details) [Line Items]
Initial public offering (in Dollars)	$ 176,759
Dividend yield	0.00%
Term (in years)	4 years 6 months
Volatility	11.80%
Risk-free rate	1.19%
Amount of fair value (in Dollars)	$ 170,867
Fair value of warrant liability (in Dollars)	$ 5,892
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.5
Black-Scholes Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Dividend yield	0.00%
Term (in years)	5 years
Volatility	13.50%
Exercise price (in Dollars per share) | $ / shares	$ 11.5
Risk-free rate	0.81%